Share - Based Payment	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Share - Based Payment

NOTE 30. SHARE-BASED PAYMENTS

a) Executive Incentive Plan (EIP)

Equity incentives are granted under the Executive Incentive Plan (EIP) which was approved by shareholders at the 2015 Annual General Meeting. In light of our increasing operations globally the Board reviewed the Company’s incentive arrangements to ensure that it continued to retain and motivate key executives in a manner that is aligned with members’ interests. As a result of that review, an ‘umbrella’ EIP was adopted to which eligible executives are invited to apply for the grant of performance rights and/or options. Equity incentives granted in accordance with the EIP Rules are designed to provide meaningful remuneration opportunities and will reflect the importance of retaining a world-class management team. The Company endeavors to achieve simplicity and transparency in remuneration design, whilst also balancing competitive market practices in France, Germany, and Australia. The company grants Short-Term Incentives (STIs) and Long-Term Incentives (LTIs) under the EIP.

Set out below are summaries of all STI and LTI performance rights granted under the EIP excluding the performance rights issued to non-executive directors:

2019 Grant date	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
September 19, 2014	0.044	2,757,353	—	—	(2,757,353)	—	—
September 19, 2014	0.044	919,118	—	—	(919,118)	—	—
November 14, 2014	0.038	9,191,177	—	—	(9,191,177)	—	—
November 14, 2014	0.040	3,063,725	—	—	(3,063,725)	—	—
October 1, 2015	0.060	600,000	—	—	(600,000)	—	—
October 1, 2015	0.061	200,000	—	—	(200,000)	—	—
August 2, 2017	0.020	3,900,000	—	(3,900,000)	—	—	—
November 17, 2017	0.024	33,333,333	—	(16,666,667)	—	16,666,666	—
November 28, 2017	0.023	15,000,000	—	(10,000,000)	—	5,000,000	—
November 29, 2017	0.023	40,000,000	—	(20,000,000)	—	20,000,000	—
October 2, 2018	0.047	—	7,751,152	—	—	7,751,152	—

Total		108,964,706	7,751,152	(50,566,667)	(16,731,373)	49,417,818	—

2018 Grant date	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
September 19, 2014	0.044	2,757,353	—	—	—	2,757,353	—
September 19, 2014	0.044	919,118	—	—	—	919,118	—
November 14, 2014	0.038	9,191,177	—	—	—	9,191,177	—
November 14, 2014	0.040	3,063,725	—	—	—	3,063,725	—
August 5, 2015	0.047	14,000,001	—	(14,000,001)	—	—	—
October 1, 2015	0.060	600,000	—	—	—	600,000	—
October 1, 2015	0.061	200,000	—	—	—	200,000	—
March 7, 2016	0.041	1,486,326	—	(1,486,326)	—	—	—
February 10, 2017	0.035	1,634,375	—	(1,634,375)	—	—	—
2 August 2017	0.020	—	3,900,000	—	—	3,900,000	—
November 17, 2017	0.024	—	50,000,000	(16,666,667)	—	33,333,333	—
November 28, 2017	0.023	—	15,000,000	—	—	15,000,000	5,000,000
November 29, 2017	0.023	—	60,000,000	(20,000,000)	—	40,000,000	—

Total		33,852,075	128,900,000	(53,787,369)	—	108,964,706	5,000,000

The fair value at grant date for Short Term Incentive (STI) performance rights are determined using a Black-Scholes option pricing model that takes into account the exercise price, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option.

The model inputs for STI performance rights granted during the year ended June 30, 2019 included:

Grant date	September 28, 2018
Share price at grant date	$0.047
Expected price volatility of the Company’s shares	78%
Expected dividend yield	Nil
Risk-free interest rate	2.02%

The model inputs for STI performance rights granted during the year ended June 30, 2018 included:

Grant date	August 2, 2017	November 17, 2017	November 28, 2017	November 28, 2017
Share price at grant date	$0.020	$0.024	$0.023	$0.023
Expected price volatility of the Company’s shares	49%	73%	74%	74%
Expected dividend yield	Nil	Nil	Nil	Nil
Risk-free interest rate	1.75%	1.79%	1.88%	1.73%

The model inputs for STI performance rights granted during the year ended June 30, 2017 included:

Grant date	February 10, 2017
Share price at grant date	$0.035
Expected price volatility of the Company’s shares	54%
Expected dividend yield	Nil
Risk-free interest rate	1.80%

Set out below are summaries of options granted under the EIP:

There are no outstanding options under EIP at the beginning of the financial year 2019 and no option was granted during the year ended 30 June 2019.

2018 Grant date	Expiry date	Exercise price	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Forfeited during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
December 23, 2013	June, 30, 2018	0.0774	1,515,752	—	—	(1,515,752)	—	—
January 24, 2014	June, 30, 2018	0.0774	165,116	—	—	(165,116)	—	—

Total			1,680,868	—	—	(1,680,868)	—	—

2017 Grant date	Expiry date	Exercise price	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Forfeited during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
December 23, 2013	June, 30, 2018	0.0774	1,515,752	—	—	—	1,515,752	1,515,752
January 24, 2014	June, 30, 2018	0.0774	165,116	—	—	—	165,116	165,116

Total			1,680,868	—	—	—	1,680,868	1,680,868

Weighted average exercise price		0.0774					0.0774

No options expired during the periods covered by the above tables.

Fair value of options granted

No options were granted during the year ended June 30, 2019 (2018 – Nil).

(b) Performance rights issued to non-executive directors with shareholders’ approval

At the 2018 annual general meeting, shareholders approved the issue of 10,000,000 performance rights to Dr Russell Howard in lieu of cash for his services as a non-executive director. When exercisable, each performance right is convertible into one ordinary share. The weighted average remaining contractual life of performance rights outstanding at the end of the period was less than 1.0 year.

Set out below are summaries of performance rights granted with shareholders’ approval.

2019 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 25, 2016	Director rights	0.038	8,209,101	—	(2,736,367)	—	5,472,734	—
November 17, 2017	Director rights	0.021	13,272,356	—	(4,739,293)	—	8,533,063	—
November 21, 2018	Director rights	0.039	—	10,000,000	(2,500,000)	—	7,500,000	—

Total			21,481,457	10,000,000	(9,975,660)	—	21,505,797	—

2018 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 14, 2014	Director rights	0.037	857,844	—	(857,844)	—	—	—
November 25, 2016	Director rights	0.038	10,023,350	—	(1,814,249)	—	8,209,101	—
November 17, 2017	Director rights	0.024	—	13,272,356	—	—	13,272,356	—

Total			10,881,194	13,272,356	(2,672,093)	—	21,481,457	—

2017 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 14, 2014	Director rights	0.037	3,431,373	—	(2,573,529)	—	857,844	—
November 25, 2016	Director rights	0.038	—	10,023,350	—	—	10,023,350	—

Total			3,431,373	10,023,350	(2,573,529)	—	10,881,194	—

Fair value of performance rights granted

The fair value at grant date for the performance rights issued to non-executive directors with shareholders’ approval are determined using a Black-Scholes option pricing model that takes into account the exercise price, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option.

The model inputs for STI performance rights granted during the year ended 30 June 2019 included:

Grant date	16 November 2018
Share price at grant date	$0.039
Expected price volatility of the Company’s shares	76%
Expected dividend yield	Nil
Risk-free interest rate	1.96%

The model inputs for STI performance rights granted during the year ended June 30, 2018 included:

Grant date	17 November 2017
Share price at grant date	$0.024
Expected price volatility of the Company’s shares	73%
Expected dividend yield	Nil
Risk-free interest rate	1.79%

(c) Options issued to other parties

During the financial year ended June 30, 2016, options were issued to Ridgeback Capital Investments and Trout Group LLC and eligible to be exercised.

Set out below is a summary of the options granted to both parties:

2019 Grant date	Expiry date	Exercise price	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Forfeited during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
July 31, 2015	August 5,2020	0.0237	371,445,231	—	—	—	371,445,231	371,445,231

July 31, 2015	August 5, 2021	0.025	8,475,995	—	—	—	8,475,995	8,475,995

October 30, 2015	October 30, 2020	0.057	793,103	—	—	—	793,103	793,103

March 7, 2016	March 7, 2021	0.040	1,026,272	—	—	—	1,026,272	1,026,272

Total			381,740,601	—	—	—	381,740,601	381,740,601

Fair value of options granted

There were no options granted during the year ended June 30, 2019 (2018 – nil). The fair value at grant date is determined using a Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option.

(d) Warrants issued to US investors

In December 2018, the Company completed its second US capital raise. In this private placement, the Company agreed to issue unregistered warrants to purchase up to 2,080,000 ADSs. Please refer to note 14 for more details.

(e) Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Employee share-based payment expense	1,581,987	2,263,843

	1,581,987	2,263,843

Share-based payment transactions with employees are recognized during the period as a part of corporate and administrative expenses.

Set out below is the supplementary information about the parent entity.

Statement of comprehensive loss

	Parent
	June 30, 2019 A$	June 30, 2018 A$	June 30, 2017 A$
Loss after income tax	(17,872,089)	(14,687,752)	(8,526,159)

Total comprehensive loss	(17,872,089)	(14,687,752)	(8,526,159)

Statement of financial position

	Parent
	June 30, 2019 A$	June 30, 2018 A$
Total current assets	16,552,243	23,589,353
Total non current assets	17,596,298	18,698,068

Total assets	34,148,541	42,287,421

Total current liabilities	514,516	615,027
Total non current liabilities	11,813,178	10,630,814

Total liabilities	12,327,694	11,245,841

Equity
— Contributed equity	221,091,591	213,232,719
— Reserves	65,407,796	64,615,312
— Accumulated losses	(264,678,540)	(246,806,451)

Total equity	21,820,847	31,041,580

Parent company financial information is presented in order to meet the disclosure requirements of Australian Accounting Standards, which permits investments in subsidiaries to be measured at cost.

Guarantees of financial support

There are no guarantees entered into by the parent entity.

Contingent liabilities of the parent entity

Refer to note 23 for details in relation to contingent liabilities as at June 30, 2019 and June 30, 2018.

Capital commitments – Property, plant and equipment

The parent entity did not have any capital commitments for property, plant and equipment at as June 30, 2019 and June 30, 2018.